LEASES - Schedule Of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	$ 2,604	$ 3,546
Less: Imputed interest	(70)	(150)
Present value of obligations under leases	2,534	3,396
Not later than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	1,154	1,103
Later than one year and not later than two years
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	$ 1,450	1,206
Later than two years and not later than three years
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments		$ 1,237